Segment Financial Information - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2022 Segment customer	Sep. 30, 2021 Segment
Disclosure of operating segments [abstract]
Number of business segments | Segment	7	6
Number of major customers | customer	17